Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
BASIS OF PRESENTATION
Realogy Holdings Corp., a Delaware corporation (“Holdings”), formerly known as Domus Holdings Corp., is a holding company for its wholly owned subsidiary, Domus Intermediate Holdings Corp., a Delaware corporation (“Intermediate”). Intermediate is a holding company for its wholly owned subsidiary, Realogy Corporation, a Delaware corporation (“Realogy”), and its subsidiaries (Holdings, Intermediate and Realogy and its subsidiaries being referred to herein collectively as the “Company”). Holdings derives all of its operating income and cash flows from Realogy and its subsidiaries.
Holdings was incorporated on December 14, 2006. On December 15, 2006, Holdings and its wholly owned subsidiary Domus Acquisition Corp., entered into an agreement and plan of merger (the “Merger”) with Realogy which was consummated on April 10, 2007 with Holdings becoming the indirect parent company of Realogy. Holdings is owned by investment funds affiliated with, or co-investment vehicles managed by, Apollo Management VI, L.P., an entity affiliated with Apollo Management, L.P. (collectively referred to as “Apollo”) and members of the Company's management. As of June 30, 2012, all of Realogy's issued and outstanding common stock was currently owned by Intermediate, a direct wholly owned subsidiary of Holdings.
Realogy is a global provider of real estate and relocation services. Realogy was incorporated in January 2006 to facilitate a plan by Cendant Corporation (now known as Avis Budget Group, Inc.) to separate into four independent companies—one for each of Cendant's business units—real estate services or Realogy, travel distribution services (“Travelport”), hospitality services, including timeshare resorts (“Wyndham Worldwide”), and vehicle rental (“Avis Budget Group”). On July 31, 2006, the separation (“Separation”) from Cendant became effective.
Realogy incurred indebtedness in connection with the Merger which included borrowings under Realogy's senior secured credit facility (the “Senior Secured Credit Facility”) and the issuance of unsecured notes. See Note 5, “Short and Long-Term Debt” for additional information on the indebtedness incurred related to the Merger, indebtedness incurred following the Merger as well as additional information related to the senior secured leverage ratio that Realogy is required to maintain.
The accompanying Condensed Consolidated Financial Statements include the financial statements of Holdings and these statements have been prepared in accordance with accounting principles generally accepted in the United States of America and with Article 10 of Regulation S-X. Interim results may not be indicative of full year performance because of seasonal and short-term variations. The Company has eliminated all material intercompany transactions and balances between entities consolidated in these financial statements. In presenting the Condensed Consolidated Financial Statements, management makes estimates and assumptions that affect the amounts reported and the related disclosures. Estimates, by their nature, are based on judgment and available information. Accordingly, actual results could differ materially from those estimates.
Holdings' only asset is its investment in the common stock of Intermediate, and Intermediate's only asset is its investment in the common stock of Realogy. Holdings' only obligations are its guarantees of certain borrowings and certain franchise obligations of Realogy. All expenses incurred by Holdings and Intermediate are for the benefit of Realogy and have been reflected in Realogy's consolidated financial statements. In management's opinion, the accompanying Condensed Consolidated Financial Statements reflect all normal and recurring adjustments necessary to present fairly Holdings' financial position as of June 30, 2012 and the results of operations, and comprehensive loss for the three and six months ended June 30, 2012 and 2011 and cash flows for the six months ended June 30, 2012 and 2011.
As the interim Condensed Consolidated Financial Statements are prepared using the same accounting principles and policies used to prepare the annual financial statements, they should be read in conjunction with the Consolidated Financial Statements for the year ended December 31, 2011 included in the Annual Report on Form 10-K for the year ended December 31, 2011.
NRT Franchise Agreement - Revision of Prior Period Financial Statements
In connection with the preparation of the Registration Statement, the Company identified and corrected an error in the manner in which it had allocated the purchase price paid by Apollo subsequent to their 2007 acquisition. Specifically, the Company inappropriately identified the discounted cash flows generated from the Real Estate Franchise Services franchise agreement with NRT as a separately identifiable indefinite lived intangible asset. The Company concluded that the value ascribed to this agreement should have been attributed to the Real Estate Franchise Services business unit as goodwill. Accordingly, the Company corrected its error through the elimination of the Real Estate Franchise Services franchise agreement with NRT intangible asset and increased the value associated with its goodwill, which resulted in a concurrent decrease in its deferred income tax liability. In accordance with accounting guidance found in ASC 250-10 (SEC Staff Accounting Bulletin No. 99, Materiality), the Company assessed the materiality of the error and concluded that the error was not material to any of its previously issued financial statements. This non-cash error had no impact to the Company's condensed consolidated statement of operations or cash flows for any of the periods presented in these financial statements.
The following table presents the effect the revision had on the Condensed Condensed Consolidated Balance Sheets at June 30, 2012 and December 31, 2011:

	June 30, 2012
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,618	685	3,303
Franchise agreements, net	2,808	(1,145)	1,663
Total Assets	7,822	(460)	7,362
Deferred income taxes	895	(469)	426
Total Liabilities	9,543	(469)	9,074
Accumulated deficit	(3,728)	9	(3,719)

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

Amendment to Certificate of Incorporation; Reverse Stock Split:
On September 11, 2012, the Board of Directors approved an amendment to its Certificate of Incorporation to effect a change in the name of the Company to Realogy Holdings Corp., to amend and restate its authorized capital stock and to approve a reverse stock split of the Company's Class A and Class B Common Stock at a ratio of 1 to 25 (the “Reverse Stock Split”). On the same day, the stockholders of the Company approved the foregoing amendments to the Company's Certificate of Incorporation.
On September 27, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect the change in authorized capital stock, the Reverse Stock Split and the name change. The Certificate of Amendment provides that the Reverse Stock Split became effective upon filing, at which time every twenty five (25) issued and outstanding shares of the Company's Class A Common Stock and Class B Common Stock were automatically combined into one (1) issued and outstanding share of the respective class of the Company's Common Stock, without any change in par value. Immediately following the Reverse Stock Split, there were 4,200 shares of Class A Common Stock issued and outstanding and 8,017,080 shares of Class B Common stock issued and outstanding. The Company did not issue any fractional shares in connection with the Reverse Stock Split, but rounded those shares up to the next whole share. Pursuant to the terms of the Convertible Notes, the stated conversion rates applicable to each series of Convertible Notes were adjusted to reflect the Reverse Stock Split. In addition, pursuant to the terms of the 2007 Stock Incentive Plan, the number of shares reserved there under, as well as the number of options outstanding and their stated exercise prices, was adjusted to reflect the Reverse Stock Split. All amounts and per share data presented in the accompanying consolidated financial statements and related notes give retroactive effect to the Reverse Stock Split for all periods presented.
2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes and $325 million of New First and a Half Lien Notes to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. The First Lien Notes and the New First and a Half Lien Notes were issued in a private offering that is exempt from the registration requirements of the Securities Act.
The Company used the proceeds from the offering, of approximately $918 million, to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
Under the terms of the Senior Secured Credit Facility, the New First and a Half Lien Notes (as well as the Existing First and a Half Lien Notes) do not constitute senior secured debt for purposes of calculating the senior secured leverage ratio maintenance covenant under our senior secured credit facility. This facility requires Realogy to maintain a senior secured leverage ratio of total senior secured net debt to trailing 12-month Adjusted EBITDA (as defined in Note 5, “Short and Long-Term Debt”), that may not exceed 4.75 to 1.0. Realogy was in compliance with the senior secured leverage covenant with a senior secured leverage ratio of 4.08 to 1.0 at June 30, 2012.
Earnings (loss) per share attributable to Holdings
Basic earnings per share is computed based upon weighted-average shares outstanding during the period. Dilutive earnings per share is computed consistently with the basic computation while giving effect to all dilutive potential common shares and common share equivalents that were outstanding during the period. Holdings uses the treasury stock method to reflect the potential dilutive effect of unvested stock awards and unexercised options.
The Company was in a net loss position for the three and six months ended June 30, 2012 and therefore the impact of stock options, restricted stock and the convertible notes were excluded from the computation of dilutive earnings (loss) per share as the inclusion of such amounts would be anti-dilutive. At June 30, 2012, the number of shares of common stock issuable under the stock options, restricted stock and the convertible notes that were excluded from the computation was 2 million, 4 thousand and 81 million, respectively.
Derivative Instruments
The Company uses foreign currency forward contracts largely to manage its exposure to changes in foreign currency exchange rates associated with its foreign currency denominated receivables and payables.  The Company primarily manages its foreign currency exposure to the Swiss Franc, Canadian Dollar, British Pound and Euro. The Company has elected not to utilize hedge accounting for these forward contracts; therefore, any change in fair value is recorded in the Consolidated Statements of Operations. However, the fluctuations in the value of these forward contracts generally offset the impact of changes in the value of the underlying risk that they are intended to economically hedge. As of June 30, 2012 and December 31, 2011, the Company had outstanding foreign currency forward contracts with a fair value of less than $1 million and a notional value of $15 million.
The Company also enters into interest rate swaps to manage its exposure to changes in interest rates associated with its variable rate borrowings. The Company has four interest rate swaps with an aggregate notional value of $850 million to hedge the variability in cash flows resulting from the term loan facility. One swap, with a notional value of $225 million, expired in July 2012, the second swap, with a notional value of $200 million, expires in December 2012, the third swap, with a notional value of $225 million, commences in July 2012 and expires in October 2016, and the fourth swap with a notional value of $200 million, commences in January 2013 and expires in October 2016. The Company is utilizing pay fixed interest swaps (in exchange for floating LIBOR rate based payments) to perform this hedging strategy.
At December 31, 2010, the interest rate swap derivatives were being accounted for as cash flow hedges in accordance with the FASB’s derivative and hedging guidance and the unfavorable fair market value of the swaps was recorded within Accumulated Other Comprehensive Income/(Loss) (“AOCI”). Following the completion of the 2011 Refinancing Transactions, the Company was not able to maintain hedge effectiveness in accordance with the accounting guidance. As a result, the interest rate swaps were de-designated as cash flow hedging instruments and the fair value of $17 million was reclassified from AOCI and recognized in interest expense in the Consolidated Statements of Operations during the first quarter of 2011.
The fair value of derivative instruments was as follows:

Liability Derivatives		June 30, 2012	December 31, 2011
Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Interest rate swap contracts	Other current liabilities	$1	$7
	Other non-current liabilities	26	10
		$27	$17

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Six Months Ended	Six Months Ended		Six Months Ended	Six Months Ended
	June 30, 2012	June 30, 2011		June 30, 2012	June 30, 2011
Interest rate swap contracts	$—	$—	Interest expense	$—	$(17)

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended	Three Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$4	$2
Foreign exchange contracts	Operating expense	1	$—

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Six Months Ended	Six Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$—	$4
Foreign exchange contracts	Operating expense	—	$(1)

Financial Instruments
The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

Level Input:	Input Definitions:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
The availability of observable inputs can vary from asset to asset and is affected by a wide variety of factors, including, for example, the type of asset, whether the asset is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level III. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The fair value of financial instruments is generally determined by reference to quoted market values. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques, as appropriate. The fair value of interest rate swaps is determined based upon a discounted cash flow approach that incorporates counterparty and performance risk and therefore is categorized in Level III.
The following table summarizes fair value measurements by level at June 30, 2012 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$27	$27
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at December 31, 2011	$17
Loss reflected in the statement of operations	10
Fair value at June 30, 2012	$27

The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	June 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value (a)	Carrying Amount	Estimated Fair Value (1)
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$—	$78	$78
Extended revolving credit facility	109	109	97	97
Non-extended term loan facility	—	—	629	590
Extended term loan facility	1,822	1,721	1,822	1,630
First Lien Notes	593	620	—	—
Existing First and a Half Lien Notes	700	686	700	606
New First and a Half Lien Notes	325	335	—	—
Second Lien Loans	650	663	650	655
Other bank indebtedness	105	105	133	133
Existing Notes:
10.50% Senior Notes	64	63	64	56
11.00%/11.75% Senior Toggle Notes	41	40	52	43
12.375% Senior Subordinated Notes	188	175	187	144
Extended Maturity Notes:
11.50% Senior Notes	489	463	489	367
12.00% Senior Notes	129	120	129	95
13.375% Senior Subordinated Notes	10	9	10	7
11.00% Convertible Notes	2,110	1,643	2,110	1,189
Securitization obligations	267	267	327	327
_______________

(a)	The fair value of the Company's indebtedness is categorized as Level I.
Income Taxes
The Company's provision for income taxes in interim periods is computed by applying its estimated annual effective tax rate against the income (loss) before income taxes for the period.  In addition, non-recurring or discrete items, including the increase in deferred tax liabilities associated with indefinite lived intangibles, are recorded during the period in which they occur.  No Federal income tax benefit was recognized for the current period loss due to the recognition of a full valuation allowance for domestic operations.  Income tax expense for the six months ended June 30, 2012 was $15 million.  This expense included $12 million for an increase in deferred tax liabilities associated with indefinite-lived intangible assets and $3 million was recognized for foreign and state income taxes for certain jurisdictions.
Restricted Cash
Restricted cash primarily relates to amounts specifically designated as collateral for the repayment of outstanding borrowings under the Company’s securitization facilities. Such amounts approximated $10 million and $7 million at June 30, 2012 and December 31, 2011, respectively and are primarily included within Other current assets on the Company’s Condensed Consolidated Balance Sheets.
Defined Benefit Pension Plan
The net periodic pension cost for the three months ended June 30, 2012 and for the three months ended June 30, 2011 was $1 million and was comprised of interest cost and amortization of actuarial loss of $3 million offset by a benefit of $2 million for the expected return on assets.
The net periodic pension cost for the six months ended June 30, 2012 was $3 million and was comprised of interest cost and amortization of actuarial loss of $6 million offset by a benefit of $3 million for the expected return on assets. The net periodic pension cost for the six months ended June 30, 2011 was $2 million and was comprised of interest cost and amortization of actuarial loss of $5 million offset by a benefit of $3 million for the expected return on assets.
Recently Adopted Accounting Pronouncements
In September 2011, the FASB amended the guidance on testing for goodwill impairment that allows an entity to elect to qualitatively assess whether it is necessary to perform the current two-step goodwill impairment test. If the qualitative assessment determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step test is unnecessary. If the entity elects to bypass the qualitative assessment for any reporting unit and proceed directly to Step One of the test and validate the conclusion by measuring fair value, it can resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will consider utilizing the new qualitative analysis for its goodwill impairment test to be performed in the fourth quarter of 2012.
In May 2011, the FASB amended the guidance on Fair Value Measurement that result in common measurement of fair value and disclosure requirements between U.S. GAAP and the International Financial Reporting Standards (“IFRS”). The amendments mainly change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted the amendments on January 1, 2012 and the adoption did not have a significant impact on the consolidated financial statements.

Basis Of Presentation
BASIS OF PRESENTATION
Realogy Holdings Corp., a Delaware corporation (“Holdings”), formerly known as Domus Holdings Corp. is a holding company for its wholly owned subsidiary, Domus Intermediate Holdings Corp. (“Intermediate”). Intermediate is a holding company for its wholly owned subsidiary, Realogy Corporation, a Delaware corporation (“Realogy”), and its subsidiaries (Holdings, Intermediate and Realogy and its subsidiaries being referred to herein collectively as the “Company”). Holdings derives all of its operating income and cash flows from Realogy and its subsidiaries.
Holdings was incorporated on December 14, 2006. On December 15, 2006, Holdings and its wholly owned subsidiary Domus Acquisition Corp., entered into an agreement and plan of merger (the “Merger”) with Realogy which was consummated on April 10, 2007 with Holdings becoming the indirect parent company of Realogy. Holdings is owned by investment funds affiliated with, or co-investment vehicles managed by, Apollo Management VI, L.P., an entity affiliated with Apollo Management, L.P. (collectively referred to as “Apollo”) and members of the Company’s management. As of December 31, 2011 and 2010, all of Realogy’s issued and outstanding common stock was currently owned by Intermediate, a direct wholly-owned subsidiary of Holdings.
Realogy is a global provider of real estate and relocation services. Realogy was incorporated on January 27, 2006 to facilitate a plan by Cendant Corporation (now known as Avis Budget Group, Inc.) to separate into four independent companies—one for each of Cendant’s business units - real estate services or Realogy, travel distribution services (“Travelport”), hospitality services including timeshare resorts (“Wyndham Worldwide”), and vehicle rental (“Avis Budget Group”). On July 31, 2006, the separation (“Separation”) from Cendant became effective.
The accompanying financial statements comprise the consolidated financial statements of Holdings. Holdings’ only asset is its investment in the common stock of Intermediate, and Intermediate’s only asset is its investment in the common stock of Realogy. Holdings’ only obligations are its guarantees of certain borrowings of Realogy. All expenses incurred by Holdings and Intermediate are for the benefit of Realogy and have been reflected in Realogy’s consolidated financial statements. The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America. All intercompany balances and transactions have been eliminated.
NRT Franchise Agreement - Revision of Prior Period Financial Statements
In connection with the preparation of the Registration Statement, the Company identified and corrected an error in the manner in which it had allocated the purchase price paid by Apollo subsequent to their 2007 acquisition. Specifically, the Company inappropriately identified the discounted cash flows generated from the Real Estate Franchise Services franchise agreement with NRT as a separately identifiable indefinite lived intangible asset. The Company concluded that the value ascribed to this agreement should have been attributed to the Real Estate Franchise Services business unit as goodwill. Accordingly, the Company corrected its error through the elimination of the Real Estate Franchise Services franchise agreement with NRT intangible asset and increased the value associated with its goodwill, which resulted in a concurrent decrease in its deferred income tax liability. In accordance with accounting guidance found in ASC 250-10 (SEC Staff Accounting Bulletin No. 99, Materiality), the Company assessed the materiality of the error and concluded that the error was not material to any of its previously issued financial statements. This non-cash error had no impact to the Company's condensed consolidated statement of operations or cash flows for any of the periods presented in these financial statements.

The following table presents the effect the revision had on the Condensed Consolidated Balance Sheets at December 31, 2011 and 2010:

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

	December 31, 2010
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,611	685	3,296
Franchise agreements, net	2,909	(1,145)	1,764
Total Assets	8,029	(460)	7,569
Deferred income taxes	883	(469)	414
Total Liabilities	9,101	(469)	8,632
Accumulated deficit	(3,070)	9	(3,061)

Amendment to Certificate of Incorporation; Reverse Stock Split:
On September 11, 2012, the Board of Directors approved an amendment to its Certificate of Incorporation to effect a change in the name of the Company to Realogy Holdings Corp., to amend and restate its authorized capital stock and to approve a reverse stock split of the Company's Class A and Class B Common Stock at a ratio of 1 to 25 (the “Reverse Stock Split”). On the same day, the stockholders of the Company approved the foregoing amendments to the Company's Certificate of Incorporation.
On September 27, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect the change in authorized capital stock, the Reverse Stock Split and the name change. The Certificate of Amendment provides that the Reverse Stock Split became effective upon filing, at which time every twenty five (25) issued and outstanding shares of the Company's Class A Common Stock and Class B Common Stock were automatically combined into one (1) issued and outstanding share of the respective class of the Company's Common Stock, without any change in par value. Immediately following the Reverse Stock Split, there were 4,200 shares of Class A Common Stock issued and outstanding and 8,017,080 shares of Class B Common stock issued and outstanding. The Company did not issue any fractional shares in connection with the Reverse Stock Split, but rounded those shares up to the next whole share. Pursuant to the terms of the Convertible Notes, the stated conversion rates applicable to each series of Convertible Notes were adjusted to reflect the Reverse Stock Split. In addition, pursuant to the terms of the 2007 Stock Incentive Plan, the number of shares reserved there under, as well as the number of options outstanding and their stated exercise prices, was adjusted to reflect the Reverse Stock Split. All amounts and per share data presented in the accompanying consolidated financial statements and related notes give retroactive effect to the Reverse Stock Split for all periods presented.

Business Description
The Company reports its operations in the following business segments:

•
Real Estate Franchise Services (known as Realogy Franchise Group or RFG)—franchises the Century 21®, Coldwell Banker®, ERA®, Sotheby’s International Realty®, Coldwell Banker Commercial® and Better Homes and Gardens® Real Estate brand names. As of December 31, 2011, the Company’s franchise system had approximately 14,000 franchised and company owned offices and 245,800 independent sales associates operating under the Company’s brands in the U.S. and 100 other countries and territories around the world, which included approximately 725 company owned and operated brokerage offices with approximately 42,100 independent sales associates.

•
Company Owned Real Estate Brokerage Services (known as NRT)—operates a full-service real estate brokerage business principally under the Coldwell Banker®, ERA®, Corcoran Group® and Sotheby’s International Realty® brand names. In addition, the Company operates a large independent real estate owned (“REO”) residential asset manager, which focuses on bank-owned properties.

•
Relocation Services (known as Cartus)—primarily offers clients employee relocation services such as homesale assistance, home finding and other destination services, expense processing, relocation policy counseling and other consulting services, arranging household goods moving services, visa and immigration support, intercultural and language training, and group move management services.

•
Title and Settlement Services (known as Title Resource Group or TRG)—provides full-service title, settlement and vendor management services to real estate companies, affinity groups, corporations and financial institutions with many of these services provided in connection with the Company’s real estate brokerage and relocation services business.

2012 Senior Secured Notes Offering
On February 2, 2012, Realogy issued $593 million of First Lien Notes and $325 million of New First and a Half Lien Notes to repay amounts outstanding under its senior secured credit facility. The First Lien Notes and the New First and a Half Lien Notes are senior secured obligations of the Company and will mature on January 15, 2020. Interest is payable semiannually on January 15 and July 15 of each year, commencing July 15, 2012. The First Lien Notes and the New First and a Half Lien Notes were issued in a private offering that is exempt from the registration requirements of the Securities Act.
The Company used the proceeds from the offering, of approximately $918 million, to: (i) prepay $629 million of its non-extended term loan borrowings under its senior secured credit facility which were due to mature in October 2013, (ii) repay all of the $133 million in outstanding borrowings under its non-extended revolving credit facility which was due to mature in April 2013, and (iii) repay $156 million of the outstanding borrowings under its extended revolving credit facility. In conjunction with the repayments of $289 million described in clauses (ii) and (iii), the Company reduced the commitments under its non-extended revolving credit facility by a like amount, thereby terminating the non-extended revolving credit facility.
Additionally, the Senior Secured Credit Facility Amendment provides that the First and a Half Lien Notes will not constitute senior secured debt for purposes of calculating the senior secured leverage ratio maintenance covenant under our senior secured credit facility. This facility requires Realogy to maintain a senior secured leverage ratio of total senior secured net debt to trailing 12-month Adjusted EBITDA (as defined in Note 8, “Short and Long-Term Debt”), that may not exceed 4.75 to 1.0. Realogy was in compliance with the senior secured leverage covenant with a senior secured leverage ratio of 4.44 to 1.0 at December 31, 2011. After giving effect to the 2012 Senior Secured Notes Offering, our senior secured leverage ratio would have been 3.87 to 1.0 at December 31, 2011. See Note 20 "Subsequent Events" for additional information related to the 2012 Senior Secured Notes Offering.